Schedule of Restatement of Balance Sheet (Details) - USD ($) $ in Thousands		Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023		Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Current assets:
Cash and cash equivalents		$ 1,934			$ 47					$ 271	[1]
Investments held in trust											[1]
Accounts receivable, net of allowance of $0 and $125,233 at December 31, 2023 and December 31, 2022, respectively		63			152					19
Prepaid expenses and other current assets		151			166					101
Total current assets		4,304			365					391
Deferred transaction costs										815	[2]
Property and equipment, net		84			99					83
Total assets		4,388			464					1,289
Current liabilities:
Accounts payable & accrued expenses		6,161			4,682	[3]				1,177	[4]
Deferred revenues		428			254					184
Convertible promissory notes										24,743	[5]
Loan extensions					2,992
Loan payable
Canada Emergency Business Loan Act
Income tax payable											[1]
Deferred underwriter fee payable		3,237			3,525
PIPE notes		1,593			1,637	[6]
Other current liabilities					283
Franchise tax payable											[1]
Total current liabilities		18,628			13,373					26,104
Convertible promissory notes										1,500
Canada Emergency Business Loan Act
Accrued interest	[5]
Extension loans					465						[1]
Deferred underwriter fee payable											[1]
Working capital loan											[1]
Warrant liabilities											[1]
Other long-term liabilities		28			68	[7]				44
Total liabilities		18,656			13,906					27,648
Commitments and contingencies (Note 13)
Temporary equity:
Total temporary equity										17,644
Stockholders’ (deficit) equity:
Preferred Stock, par value $0.0001, 1,000,000 and 0 shares authorized at December 31, 2023 and 2022, respectively; no shares issued and outstanding at December 31, 2023 and 2022, respectively
Common Stock, par value $0.0001, 100,000,000 shares authorized and 23,572,232 and 4,033,170 shares issued and outstanding as of December 31, 2023 and December 31, 2022, respectively		2			2
Additional paid-in-capital		85,455			77,996	[8]				13,657	[9]
Accumulated deficit		(99,196)			(91,440)	[10]				(57,660)
Total stockholders’ deficit		(14,268)	$ (19,187)	$ (15,701)	(13,442)		$ (47,796)	$ (39,055)	$ (31,899)	(26,359)		$ (7,052)
Total liabilities, temporary equity, and stockholders’ deficit		$ 4,388			464					1,289
Series A-2 Preferred Stock [Member]
Temporary equity:
Total temporary equity										9,634	[11]
Series A-1 Preferred Stock [Member]
Temporary equity:
Total temporary equity										8,010	[11]
Related Party [Member]
Current liabilities:
Loan amount due to related parties											[1]
Excise tax
Previously Reported [Member]
Current assets:
Cash and cash equivalents					47					302	[1]
Investments held in trust										29,029	[1]
Accounts receivable, net of allowance of $0 and $125,233 at December 31, 2023 and December 31, 2022, respectively					152					19
Prepaid expenses and other current assets					166					101
Total current assets					365					29,451
Deferred transaction costs										900	[2]
Property and equipment, net					99					83
Total assets					464					30,434
Current liabilities:
Accounts payable & accrued expenses					4,184	[3]				2,814	[4]
Deferred revenues					254					184
Convertible promissory notes										8,490	[5]
Loan extensions					2,992
Loan payable					39
Canada Emergency Business Loan Act					45
Income tax payable					120					215	[1]
Deferred underwriter fee payable					3,525
PIPE notes	[6]				1,550
Other current liabilities
Franchise tax payable										70	[1]
Total current liabilities					12,833					11,785
Convertible promissory notes										1,500
Canada Emergency Business Loan Act										44
Accrued interest	[5]									691
Extension loans					465					2,546	[1]
Deferred underwriter fee payable										4,025	[1]
Working capital loan										207	[1]
Warrant liabilities					25					363	[1]
Other long-term liabilities						[7]
Total liabilities					13,323					21,161
Commitments and contingencies (Note 13)										28,750
Temporary equity:
Total temporary equity
Stockholders’ (deficit) equity:
Preferred Stock, par value $0.0001, 1,000,000 and 0 shares authorized at December 31, 2023 and 2022, respectively; no shares issued and outstanding at December 31, 2023 and 2022, respectively
Common Stock, par value $0.0001, 100,000,000 shares authorized and 23,572,232 and 4,033,170 shares issued and outstanding as of December 31, 2023 and December 31, 2022, respectively					3					1
Additional paid-in-capital					42,221	[8]				24,032	[9]
Accumulated deficit					(55,083)	[10]				(43,510)
Total stockholders’ deficit					(12,859)					9,273		14,438
Total liabilities, temporary equity, and stockholders’ deficit					464					30,434
Previously Reported [Member] | Series A-2 Preferred Stock [Member]
Temporary equity:
Total temporary equity											[11]
Previously Reported [Member] | Series A-1 Preferred Stock [Member]
Temporary equity:
Total temporary equity											[11]
Previously Reported [Member] | Related Party [Member]
Current liabilities:
Loan amount due to related parties					11					12	[1]
Excise tax					113
Revision of Prior Period, Reclassification, Adjustment [Member]
Current assets:
Cash and cash equivalents										(31)	[1]
Investments held in trust										(29,029)	[1]
Accounts receivable, net of allowance of $0 and $125,233 at December 31, 2023 and December 31, 2022, respectively
Prepaid expenses and other current assets
Total current assets										(29,060)
Deferred transaction costs										(85)	[2]
Property and equipment, net
Total assets										(29,145)
Current liabilities:
Accounts payable & accrued expenses					498	[3]				(1,637)	[4]
Deferred revenues
Convertible promissory notes										16,253	[5]
Loan extensions
Loan payable
Canada Emergency Business Loan Act
Income tax payable										(215)	[1]
Deferred underwriter fee payable
PIPE notes	[6]				87
Other current liabilities
Franchise tax payable										(70)	[1]
Total current liabilities					585					14,319
Convertible promissory notes
Canada Emergency Business Loan Act
Accrued interest	[5]									(691)
Extension loans										(2,546)	[1]
Deferred underwriter fee payable										(4,025)	[1]
Working capital loan										(207)	[1]
Warrant liabilities										(363)	[1]
Other long-term liabilities					(2)	[7]
Total liabilities					583					6,488
Commitments and contingencies (Note 13)										(28,750)
Temporary equity:
Total temporary equity										17,644
Stockholders’ (deficit) equity:
Preferred Stock, par value $0.0001, 1,000,000 and 0 shares authorized at December 31, 2023 and 2022, respectively; no shares issued and outstanding at December 31, 2023 and 2022, respectively
Common Stock, par value $0.0001, 100,000,000 shares authorized and 23,572,232 and 4,033,170 shares issued and outstanding as of December 31, 2023 and December 31, 2022, respectively					(1)					(1)
Additional paid-in-capital					35,775	[8]				(10,375)	[9]
Accumulated deficit					(36,357)	[10]				(14,150)
Total stockholders’ deficit					(583)					(35,632)	[12]	$ (21,490)	[13]
Total liabilities, temporary equity, and stockholders’ deficit										(29,145)
Revision of Prior Period, Reclassification, Adjustment [Member] | Series A-2 Preferred Stock [Member]
Temporary equity:
Total temporary equity										9,634	[11]
Revision of Prior Period, Reclassification, Adjustment [Member] | Series A-1 Preferred Stock [Member]
Temporary equity:
Total temporary equity										8,010	[11]
Revision of Prior Period, Reclassification, Adjustment [Member] | Related Party [Member]
Current liabilities:
Loan amount due to related parties										(12)	[1]
Excise tax
Reclassification Adjustment [Member]
Current assets:
Cash and cash equivalents						[14]					[1],[15]
Investments held in trust						[14]					[1],[15]
Accounts receivable, net of allowance of $0 and $125,233 at December 31, 2023 and December 31, 2022, respectively						[14]					[15]
Prepaid expenses and other current assets						[14]					[15]
Total current assets						[14]					[15]
Deferred transaction costs						[14]					[2],[15]
Property and equipment, net						[14]					[15]
Total assets						[14]					[15]
Current liabilities:
Accounts payable & accrued expenses						[3],[14]					[4],[15]
Deferred revenues						[14]					[15]
Convertible promissory notes						[14]					[5],[15]
Loan extensions	[14]
Loan payable	[14]				(39)
Canada Emergency Business Loan Act	[14]				(45)
Income tax payable					(120)	[14]					[1],[15]
Deferred underwriter fee payable	[14]
PIPE notes	[6],[14]
Other current liabilities	[14]				283
Franchise tax payable						[14]					[1],[15]
Total current liabilities					(45)	[14]					[15]
Canada Emergency Business Loan Act						[14]				(44)	[15]
Accrued interest	[5],[15]
Extension loans						[14]					[1],[15]
Deferred underwriter fee payable						[14]					[1],[15]
Working capital loan						[14]					[1],[15]
Warrant liabilities					(25)	[14]					[1],[15]
Other long-term liabilities					70	[7],[14]				44	[15]
Total liabilities						[14]					[15]
Commitments and contingencies (Note 13)						[14]					[15]
Temporary equity:
Total temporary equity						[14]					[15]
Stockholders’ (deficit) equity:
Preferred Stock, par value $0.0001, 1,000,000 and 0 shares authorized at December 31, 2023 and 2022, respectively; no shares issued and outstanding at December 31, 2023 and 2022, respectively	[14]
Common Stock, par value $0.0001, 100,000,000 shares authorized and 23,572,232 and 4,033,170 shares issued and outstanding as of December 31, 2023 and December 31, 2022, respectively						[14]					[15]
Additional paid-in-capital						[8],[14]					[9],[15]
Accumulated deficit						[10],[14]					[15]
Total stockholders’ deficit						[14]					[15]
Total liabilities, temporary equity, and stockholders’ deficit						[14]					[15]
Reclassification Adjustment [Member] | Series A-2 Preferred Stock [Member]
Temporary equity:
Total temporary equity						[14]					[11],[15]
Reclassification Adjustment [Member] | Series A-1 Preferred Stock [Member]
Temporary equity:
Total temporary equity						[14]					[11],[15]
Reclassification Adjustment [Member] | Related Party [Member]
Current liabilities:
Loan amount due to related parties					(11)	[14]					[1],[15]
Excise tax	[14]				$ (113)

[1]	Impact of improper inclusion of Data Knights financial information prior to the closing of the Business Combination.
[2]	Impact of: (i) improper capitalization of interim review expenses; and (ii) exclusion of certain transaction-related costs for the Business Combination.
[3]	Impact of errors related to: (i) improper cutoff of miscellaneous vendor payables; and (ii) under-accruals related to the year-end bonus and taxes.
[4]	Impact of (i) under-accruals related to the year-end bonus and taxes; and (ii) improper inclusion of Data Knights accounts payable and accrued expenses.
[5]	Impact of errors related to the valuation of the convertible promissory notes containing certain embedded features that were not previously considered, which are now accounted for under the FVO (including accrued interest).
[6]	Impact of errors related to the valuation of the PIPE notes containing certain embedded features that were not previously considered, which are now accounted for under the FVO.
[7]	Impact of errors related to the valuation of liability-classified warrants.
[8]	Impact of errors related to the accounting for the Business Combination. Management did not properly assess the Business Combination and associated recapitalization of the shares. Additionally, an impairment charge was erroneously included in the initial filed financial statements.
[9]	Impact of errors related to: (i) valuation of stock compensation expense; (2) identification, classification and valuation of equity-classified warrants; and (3) improper inclusion of Data Knights APIC balances.
[10]	Cumulative and current year impacts of corrections of errors to the consolidated statements of operations, primarily related to historical adjustments within fair value of convertible debt, warrants and stock-based compensation expense.
[11]	Impact of errors related to the accounting for historical preferred stock as temporary equity.
[12]	Cumulative impact of corrections of errors to the prior year.
[13]	Cumulative impact of corrections of errors to the prior year.
[14]	Represents certain reclassification adjustments made to the consolidated balance sheet that are separate from the restatement but were included herein for completeness purposes.
[15]	Represents reclassification adjustment made to the consolidated balance sheet that are separate from the restatement but were included herein for completeness purposes.